Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Statements of Operations

The following condensed financial statements present CNH Industrial, Case New Holland Industrial Inc., the Guarantor Subsidiaries, and all other subsidiaries as of December 31, 2015, and 2014, and for the years ended December 31, 2015, 2014, and 2013.

	Condensed Statements of Operations For the Year Ended December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$1,541	$9	$10,860	$19,509	$(6,007)	$25,912
Cost and Expenses:
Cost of goods sold	1,283	—	9,039	15,339	(5,304)	20,357
Selling, general and administrative expenses	133	—	495	1,689	—	2,317
Research and development expenses	11	—	281	564	—	856
Restructuring expenses	2	—	16	66	—	84
Interest expense	130	246	162	1,076	(508)	1,106
Interest compensation to Financial Services	11	—	184	—	(195)	—
Other, net	36	(2)	199	392	—	625
	1,606	244	10,376	19,126	(6,007)	25,345
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(65)	(235)	484	383	—	567
Income taxes	13	(85)	114	318	—	360
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	331	425	264	62	(1,041)	41
Net income	253	275	634	127	(1,041)	248
Net loss attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Net income attributable to owners of the parent	$253	$275	$634	$132	$(1,041)	$253

	Condensed Statements of Operations For the Year Ended December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$2,034	$10	$12,898	$24,283	$(6,670)	$32,555
Cost and Expenses:
Cost of goods sold	1,750	—	10,269	19,422	(5,907)	25,534
Selling, general and administrative expenses	136	—	652	2,137	—	2,925
Research and development expenses	13	—	388	705	—	1,106
Restructuring expenses	3	—	29	152	—	184
Interest expense	210	234	140	1,284	(550)	1,318
Interest compensation to Financial Services	12	—	201	—	(213)	—
Other, net	15	(4)	185	203	—	399
	2,139	230	11,864	23,903	(6,670)	31,466
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(105)	(220)	1,034	380	—	1,089
Income taxes	(101)	(71)	268	371	—	467
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	714	918	364	(32)	(1,878)	86
Net income (loss)	710	769	1,130	(23)	(1,878)	708
Net loss attributable to noncontrolling interests	—	—	—	(2)	—	(2)
Net income (loss) attributable to owners of the parent	$710	$769	$1,130	$(21)	$(1,878)	$710

	Condensed Statements of Operations For the Year Ended December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$1,940	$10	$13,831	$25,516	$(7,461)	$33,836
Cost and Expenses:
Cost of goods sold	1,633	—	11,016	20,655	(6,753)	26,551
Selling, general and administrative expenses	136	2	706	2,250	—	3,094
Research and development expenses	12	—	439	771	—	1,222
Restructuring expenses	—	—	1	70	—	71
Interest expense	173	262	136	1,127	(502)	1,196
Interest compensation to Financial Services	12	—	194	—	(206)	—
Other, net	487	1	(195)	35	—	328
	2,453	265	12,297	24,908	(7,461)	32,462
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(513)	(255)	1,534	608	—	1,374
Income taxes	56	(95)	357	353	—	671
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,246	1,056	354	522	(3,053)	125
Net income	677	896	1,531	777	(3,053)	828
Net income attributable to noncontrolling interests	—	—	—	151	—	151
Net income attributable to owners of the parent	$677	$896	$1,531	$626	$(3,053)	$677

Condensed Statements of Comprehensive Income

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$126	$190	$398	$(653)	$59	$120
Comprehensive loss attributable to noncontrolling interests	—	—	—	(7)	—	(7)
Comprehensive income (loss) attributable to parent	$126	$190	$398	$(646)	$59	$127

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$347	$769	$454	$(794)	$(435)	$341
Comprehensive loss attributable to noncontrolling interests	—	—	—	(6)	—	(6)
Comprehensive income (loss) attributable to parent	$347	$769	$454	$(788)	$(435)	$347

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income	$343	$896	$1,764	$473	$(3,001)	$475
Comprehensive income attributable to noncontrolling interests	—	—	—	132	—	132
Comprehensive income attributable to parent	$343	$896	$1,764	$341	$(3,001)	$343

Condensed Balance Sheets

	Condensed Balance Sheets As of December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$3	$—	$144	$5,237	$—	$5,384
Deposits in subsidiaries’ cash management pools	116	—	4,753	—	(4,869)	—
Receivables	584	986	4,970	27,401	(14,360)	19,581
Inventories, net	138	—	1,364	4,188	—	5,690
Property, plant and equipment, net	80	—	1,108	5,293	—	6,481
Equipment on operating leases	—	—	—	1,835	—	1,835
Investments in unconsolidated subsidiaries and affiliates	250	—	—	277	—	527
Investments in consolidated subsidiaries	9,166	7,191	1,607	794	(18,758)	—
Goodwill and intangibles	12	—	2,786	459	—	3,257
Other	176	108	1,292	2,619	(204)	3,991
Total Assets	$10,525	$8,285	$18,024	$48,103	$(38,191)	$46,746
Liabilities and Equity:
Debt	$5,045	$5,194	$3,302	$30,067	$(17,220)	$26,388
Trade payables	221	112	2,083	4,954	(2,028)	5,342
Other liabilities	457	(82)	3,365	6,618	(185)	10,173
Total Equity	4,802	3,061	9,274	6,464	(18,758)	4,843
Total Equity and Liabilities	$10,525	$8,285	$18,024	$48,103	$(38,191)	$46,746

	Condensed Balance Sheets As of December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$7	$—	$39	$5,117	$—	$5,163
Deposits in subsidiaries’ cash management pools	230	—	4,135	—	(4,365)	—
Receivables	658	1,034	5,479	33,393	(18,038)	22,526
Inventories, net	233	—	1,711	5,064	—	7,008
Property, plant and equipment, net	75	—	1,186	5,604	—	6,865
Equipment on operating leases	—	—	—	1,518	—	1,518
Investments in unconsolidated subsidiaries and affiliates	245	—	1	359	—	605
Investments in consolidated subsidiaries	10,877	6,965	2,110	1,530	(21,482)	—
Goodwill and intangibles	50	—	2,824	460	—	3,334
Other	258	(55)	696	5,164	(1,169)	4,894
Total Assets	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913
Liabilities and Equity:
Debt	$5,622	$5,011	$3,275	$34,947	$(19,261)	$29,594
Trade payables	307	18	2,257	6,145	(2,745)	5,982
Other liabilities	1,782	(69)	3,272	7,957	(1,566)	11,376
Total Equity	4,922	2,984	9,377	9,160	(21,482)	4,961
Total Equity and Liabilities	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913

Condensed Statements of Cash Flow

	Condensed Statements of Cash Flow For the Year Ended December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income	$253	$275	$634	$127	$(1,041)	$248
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	10	—	207	929	—	1,146
Other, net	52	(494)	(284)	1,586	528	1,388
Net cash provided (used) by operating activities	315	(219)	557	2,642	(513)	2,782
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(25)	—	(145)	(2,337)	—	(2,507)
Net collections from retail receivables and related securitizations	—	—	—	648	—	648
(Deposits in) withdrawals from subsidiaries’ cash management pools	92	—	(715)	—	623	—
Other, net	(114)	288	1,025	676	(948)	927
Net cash provided (used) by investing activities	(47)	288	165	(1,013)	(325)	(932)
Financing Activities:
Net increase (decrease) in indebtedness	—	(7)	11	(661)	—	(657)
Dividends paid	(291)	(1)	(187)	(329)	511	(297)
Other, net	26	(61)	(437)	168	327	23
Net cash used by financing activities	(265)	(69)	(613)	(822)	838	(931)
Effect of foreign exchange rate changes on cash and cash equivalents	(7)	—	(4)	(687)	—	(698)
Increase (decrease) in cash and cash equivalents	(4)	—	105	120	—	221
Cash and cash equivalents, beginning of year	7	—	39	5,117	—	5,163
Cash and cash equivalents, end of year	$3	$—	$144	$5,237	$—	$5,384

	Condensed Statements of Cash Flow For the Year Ended December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$710	$769	$1,130	$(23)	$(1,878)	$708
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	14	—	212	914	—	1,140
Other, net	(429)	(735)	(574)	(1,078)	1,649	(1,167)
Net cash provided (used) by operating activities	295	34	768	(187)	(229)	681
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(26)	—	(163)	(2,647)	—	(2,836)
Net collections from retail receivables and related securitizations	—	—	—	39	—	39
(Deposits in) withdrawals from subsidiaries’ cash management pools	—	—	(757)	—	757	—
Other, net	294	—	(121)	(251)	916	838
Net cash provided (used) by investing activities	268	—	(1,041)	(2,859)	1,673	(1,959)
Financing Activities:
Net increase (decrease) in indebtedness	(205)	208	(339)	3,028	(963)	1,729
Dividends paid	(360)	(249)	(337)	(1,386)	1,950	(382)
Other, net	18	7	977	1,447	(2,431)	18
Net cash provided (used) by financing activities	(547)	(34)	301	3,089	(1,444)	1,365
Effect of foreign exchange rate changes on cash and cash equivalents	(14)	—	(27)	(450)	—	(491)
Increase (decrease) in cash and cash equivalents	2	—	1	(407)	—	(404)
Cash and cash equivalents, beginning of year	5	—	38	5,524	—	5,567
Cash and cash equivalents, end of year	$7	$—	$39	$5,117	$—	$5,163

	Condensed Statements of Cash Flow For the Year Ended December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income	$677	$896	$1,531	$777	$(3,053)	$828
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	10	—	180	913	—	1,103
Other, net	(392)	(1,154)	696	(1,276)	1,717	(409)
Net cash provided (used) by operating activities	295	(258)	2,407	414	(1,336)	1,522
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(10)	—	(225)	(2,431)	—	(2,666)
Net additions from retail receivables and related securitizations	—	—	—	(1,468)	—	(1,468)
(Deposits in) withdrawals from subsidiaries’ cash management pools	(3)	—	(770)	—	773	—
Other, net	(1,929)	—	(502)	785	1,992	346
Net cash used by investing activities	(1,942)	—	(1,497)	(3,114)	2,765	(3,788)
Financing Activities:
Net increase (decrease) in indebtedness	1,602	58	(310)	1,722	(82)	2,990
Dividends paid	(365)	—	(589)	(1,384)	1,970	(368)
Other, net	306	—	—	3,005	(3,317)	(6)
Net cash provided (used) by financing activities	1,543	58	(899)	3,343	(1,429)	2,616
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(1)	19	—	18
Increase (decrease) in cash and cash equivalents	(104)	(200)	10	662	—	368
Cash and cash equivalents, beginning of year	109	200	28	4,862	—	5,199
Cash and cash equivalents, end of year	$5	$—	$38	$5,524	$—	$5,567